Investment Strategy	Jul. 28, 2026
AlphaCentric Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in asset-backed fixed income securities, such as securities backed by credit card receivables, automobiles, aircraft, student loans, equipment leases, and agency and non-agency residential and commercial mortgages. Asset-backed securities in which the Fund may invest also include collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and privately-offered collateralized loans. The allocation of the Fund’s investments in these various asset classes depends on the view of the Fund’s investment sub-advisor, Garrison Point Capital, LLC (“Sub-Advisor”), as to which asset classes offer the best risk-adjusted values in the marketplace at a given time. However, the Fund expects to focus its investments in non-agency residential mortgage backed securities. Under normal circumstances, the Fund invests over 25% of its assets in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities. The Fund may be 100% invested in debt securities.

The Fund may also invest in corporate debt securities; U.S. Treasury and agency securities; structured notes; real estate investment trusts (“REITs”); preferred stock; repurchase and reverse repurchase agreements; investment companies that invest in fixed income securities (including affiliated and unaffiliated funds); and over-the-counter and exchange-traded derivative instruments. The Fund uses derivatives for hedging purposes. The Fund may hedge against rising interest rates through interest rate swaps, interest rate-linked futures contracts and options. The Fund may hedge against rising default rates through credit default swaps, total return swaps linked to an asset or asset class that is representative of the default risks faced by the Fund, and credit spread options. The Fund may also use one or more of these derivatives as a substitute for a security or asset class (commonly referred to as “a substitution hedge”). In addition, the Fund may take short positions in exchange-traded funds (“ETFs”), including inverse and leveraged ETFs, to hedge interest rate and general market risks, as well as to capitalize on an expected decline in security prices.

The Fund may invest in securities of any maturity or duration. The Fund does not limit its investments to a particular credit quality and may invest in distressed asset backed securities and other below investment grade securities (commonly referred to as “junk”) without limitation. Below investment grade securities are those rated below Baa3 by Moody’s Investor Services or equivalently by another nationally recognized statistical rating organization, as well as non-rated securities. The Fund may invest in securities backed by sub-prime mortgages. The Fund may hold up to 15% of its net assets in illiquid investments.

In selecting securities for investment, the Sub-Advisor favors investments it believes are undervalued and have the potential to produce consistent returns in most interest rate environments. The Sub-Advisor selects those securities for investment that it believes offer the best risk/return opportunity based on its analyses of a variety of factors, including collateral quality, duration, structure, excess interest, credit support, potential for greater upside and less downside capture, liquidity, and market conditions. The Sub-Advisor attempts to diversify geographically and, with respect to asset backed securities, among servicing institutions. The Fund intends to hold the securities in its portfolio until maturity, but may sell the securities held in its portfolio when the opportunity to capture outsized returns exists, or when necessitated by asset flows into or out of the Fund.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – AlphaCentric Income Opportunities Fund – Distribution Policy and Goals” section in this Prospectus.

AlphaCentric Life Sciences and Healthcare Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in the life sciences and healthcare related companies that the Fund’s investment sub-advisor, Kennedy Capital Management LLC (the “Sub-Advisor”), believes have the potential to appreciate in value. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies in the life sciences and healthcare sectors, which the Fund defines to be the category of companies related to producing or supplying facilities, supplies, technology, pharmaceuticals, equipment, devices or services for the preservation and care of a person’s or animal’s health. The Fund invests in equity securities, primarily common stock, of these companies and may also invest, from time to time, in exchange traded funds (“ETFs”) that primarily invest in these companies. The Fund defines life sciences and healthcare companies to include those companies that are expected to derive 50% or more of their revenue from life sciences and healthcare-related products and services. These companies may include development stage companies, which are entities devoting substantially all of their efforts to establishing a business for which commercial operations have not commenced or no significant revenue is being generated.

The Fund may invest up to 15% of the Fund’s net assets in private and other companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid, such as initial public offerings (“IPOs”), mezzanine financing offerings and other structured transactions. The Fund may invest in securities of companies of any market capitalization and in foreign companies, either directly or through American Depositary Receipts (“ADRs”).

The Fund concentrates its investments (i.e., invests more than 25% of its assets) in the biotech and pharmaceutical; health care facilities and services; and medical equipment and devices industries, collectively. Each of these industries are commonly categorized within the healthcare sector because they share similar distribution channels and regulatory constraints.

For hedging purposes, or when the Sub-Advisor anticipates significant price changes due to company or market moving events, the Fund may also invest in inverse ETFs and purchase and sell call and put options on equity securities of life sciences and healthcare companies.

The Sub-Advisor begins the investment selection process by systematically screening the universe of life sciences and healthcare companies using fundamental scientific and medical literature review, and input from leading scientific and medical experts, to identify highly innovative thematic areas of interest. Financial analysis, market projections and corporate diligence are then performed to select the Fund’s investments.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

AlphaCentric Premium Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in long and short futures contracts and call and put options on futures contracts on the S&P 500 Index (the “Index”); futures contracts on the Cboe Volatility Index; and cash and cash equivalents, including money market funds and treasury securities. The Fund may also invest in securities that represent the return of a securities index (such as exchange traded funds like the SPDR Trust Series I units); volatility exchange traded funds; and income securities of any maturity or credit quality (including lower quality fixed income securities, commonly referred to as “junk” bonds), and investment companies that invest in such income securities (including affiliated and unaffiliated investment companies).

The Fund’s strategy employs a rules-based program that seeks to achieve its investment objective in multiple ways: (1) the Fund purchases stock index futures contracts and places option trades designed to make positive returns as the market rises; (2) the Fund collects premiums on options it sells; (3) the Fund may enter into positions designed to hedge or profit from either an increase or decrease in Index volatility; and (4) the Fund may increase or decrease the balance of puts and calls and futures contracts based on market direction.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

AlphaCentric Robotics and Automation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio of U.S. and foreign common stock of companies involved in innovative and breakthrough technologies across multiple sectors. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies involved in robotics-related and/or automation-related products and/or services. Such products and services include any technology, service or device that supports, aids or contributes to any type of robot; robotics action; automation system process, software or management; machine learning; objects that are able to connect and transfer data via the internet (known as “the Internet of Things”); artificial intelligence; and human/machine interfaces. The Fund’s portfolio is composed of companies with game changing technologies in sectors such as manufacturing, infrastructure, transportation, energy, healthcare, information technology, media and communication services. These companies have a minimum market capitalization of $50 million with a sequential increase in annual research and development spending and derive a substantial amount of revenues from robotics and automation related end markets. The Fund concentrates its investments (i.e., invests more than 25% of its assets) in machinery and electrical equipment industries, collectively. The Fund separately concentrates its investments (i.e., invests more than 25% of its assets) in the healthcare equipment and supplies and healthcare technology industries, collectively. The Fund expects to invest primarily in developed markets, but may also invest in emerging markets. The Fund may invest in any company with a market capitalization over $50 million.

The Fund’s investment sub-advisor, Contego Capital Group, Inc. (the “Sub-Advisor”), employs proprietary bottom-up research to identify companies worldwide with innovation technologies and potential for long-term outperformance. After such innovative companies are identified, the companies are screened and only those companies meeting the Sub-Advisor’s quantitative criteria are considered for investment. Companies are sold when the initial growth potential is no longer foreseeable.

When it deems appropriate, the Sub-Advisor may endeavor to hedge market risk by investing in inverse (short) exchange-traded funds (“ETFs”), market volatility-linked ETFs, and cash and cash equivalents. These ETFs may be leveraged ETFs, which are designed to produce daily returns (before fees and expenses) that are a multiple of a reference index or asset.

AlphaCentric Symmetry Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment sub-advisor, Mount Lucas Management LP (the “Sub-Advisor”), seeks to achieve the Fund’s investment objective by employing two complementary strategies:

●	Traditional Component Strategy

●	Alternative Component Strategy

The Traditional Component Strategy seeks to capture returns that have been historically associated with risk premiums for investing in equity and debt securities. Risk premiums are the difference between the expected return on an investment and the return on a risk-free investment. The Sub-Advisor executes this strategy by investing in: (A) common stocks, and (B) exchange traded funds (“ETFs”) that hold (i) preferred stock, (ii) corporate bonds, (iii) corporate loans, (iv) dividend paying common stock, (v) emerging market securities, (vi) sovereign debt, (vii) income producing mortgage REITS, (viii) convertible bonds, (ix) municipal bonds, (x) inflation linked bonds, (xi) credit default linked instruments, and (xii) equity linked contracts. The Sub-Advisor expects this strategy to benefit from periods of economic growth.

The Alternative Component Strategy seeks to capture returns from what the Sub-Advisor believes are short term dislocations in currency, interest rate and commodity markets. The Sub-Advisor executes this strategy by investing in: (A) futures contracts, (B) forward contracts, (C) swap contracts, and (D) options on futures contracts. The Sub-Advisor expects this strategy to benefit from periods of economic uncertainty and risk. The Fund segregates the full notional amount of any written credit default swap to cover its obligations. The Sub-Advisor uses a quantitative investment process for selecting portfolios of securities primarily in, but not limited to, the U.S., Europe, and Japan.

The Sub-Advisor invests without restriction as to capitalization, country, credit quality, and debt maturity. The Fund may invest in below investment grade debt instruments (commonly known as “junk” bonds), including securities that are in default. The Sub-Advisor invests up to 80% of Fund assets under the Traditional Component Strategy and invests up to 50% of Fund assets under the Alternative Component Strategy. The Sub-Advisor adjusts allocations between the strategies, and instruments within each strategy, based on its view of the expected returns associated with the relevant risk premium.

The Sub-Advisor executes a portion of the Alternative Component Strategy by investing up to 25% of Fund assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is designed to enhance the ability of the Fund to obtain exposure to the commodities market through commodity linked investments consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

AlphaCentric Real Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

CrossingBridge Advisors, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”), seeks undervalued investments and endeavors to identify overlooked factors that lead to price appreciation. The Sub-Advisor uses a research driven approach to detect market inefficiencies and to identify what it perceives to be attractive risk adjusted return potential. The Sub-Advisor’s framework typically incorporates a “bottom up,” value oriented evaluation of an investment’s potential. For fixed income securities, analysis is focused on understanding credit risks, as well as structural nuances that could affect value. For equity securities, the focus revolves around asset-based analysis to uncover overlooked sources of value. The Sub-Advisor endeavors to purchase securities at a discount to their actual value based on the Sub-Advisor’s assessment of quantitative and qualitative factors (i.e., “intrinsic value”). The Sub-Advisor generally sells a security when it is at or near its intrinsic value or to facilitate the purchase of a security with a more attractive risk-adjusted return potential. Ultimately, investment decisions rely on the judgement and experience of the Sub-Advisor.

The Fund seeks to achieve its investment objective by investing primarily in fixed income and income-oriented securities and instruments, such as loans, bonds, convertible bonds, preferred stock, common and dividend paying equity securities in real estate, real estate-related services, and entities with significant tangible assets including, but not limited to, real estate services and hard assets. The Fund focuses its investments in agency and non-agency residential and commercial mortgage-backed securities (“MBS”), including MBS secured by sub-prime mortgages; and debt and equity securities of companies engaged in real estate and mortgage related businesses, including, but not limited to, mortgage originators, mortgage servicers and real estate investment trusts (mortgage and equity) (“REITs”), and may also include debt and equity securities of companies with hard assets, infrastructure, or other real assets. The Fund may also invest in senior and subordinate collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”), and the senior and subordinate debt securities and equity securities of businesses unrelated to real estate and mortgages. The Fund’s CDO or CLO investments will be concentrated in debt tranches, a portion of which could be subordinate debt tranches rated below investment grade. The Fund may invest in domestic and foreign entities.

The Fund concentrates its investments (i.e., invests more than 25% of its net assets) in securities of real estate industry companies. Real estate industry companies are defined by the Fund as REITs, MBS and companies that derive a majority of their revenue from real estate or mortgage related businesses or have a majority of their assets invested in real estate or mortgages.

The Fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. The Fund may invest in distressed asset backed securities and other below investment grade securities (commonly referred to as “junk”) without limitation. Below investment grade securities are rated below Baa3 by Moody’s Investor Services or equivalently by another nationally recognized statistical rating organization, as well as non-rated securities. The equity securities in which the Fund may invest include the common stock, preferred stock and American Depository Receipts (“ADRs”) of companies of any capitalization. The Fund may hold up to 15% of its net assets in illiquid investments. The Fund may invest in derivative instruments, specifically options, interest rate-linked futures contracts, swap agreements, credit default swaps and forward currency contracts to reduce exposure to, or “hedge” against, market volatilities and other risks. The Fund may also use Derivatives rather than investing directly in an underlying asset class, as a low-cost, effective means to gain exposure to such asset class.

Distribution Policy: The Fund’s distribution policy is to make monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – AlphaCentric Real Income Fund - Distribution Policy and Goals” section in the Fund’s Prospectus.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.